Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2025		Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025		Jul. 31, 2024
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) on employee benefit plans in other comprehensive income		$ 270		$ (255)	$ 120	$ 275		$ (121)
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	70		61	51	214		154
Interest on net defined benefit (asset) liability	[1]	(2)		(3)	(8)	(9)		(23)
Other	[1]	3		3	3	9		9
Defined benefit expense	[1]	71		61	46	214		140
Defined contribution expense	[1]	52		53	46	154		137
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	267		(246)	138	294		(70)
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	(57)	[3]	6	5	(45)	[3]	14
Interest on net defined benefit (asset) liability	[1]	16		16	16	46		51
Other	[1]	1		(1)	2	1		4
Defined benefit expense	[1]	(40)		21	23	2		69
Defined contribution expense	[1]					1
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	$ 3		$ (9)	$ (18)	$ (19)		$ (51)

[1]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[2]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.
[3]	Includes benefit related to certain post-retirement plan amendments.